Commitments And Contingencies (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
Investments in joint venture	¥ 450,000
Commitment amount	88,675
Operating lease commitment outstanding	1,486
Maximum financial guarantees provided	98,000
Utilized guarantees	8,000
Restricted cash	¥ 41,383	$ 6,000,000
Maximum forfeited security deposit upon non collection of contractual minimum annual service fees | $		$ 6,000,000